Consolidated Investment Products (Condensed Consolidating Statement Of Income Line Items Reflecting Impact Of Consolidation Of Investment Products Into The Condensed Consolidated Statements Of Income) (Details) (USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total operating revenues	$ 4,050.4	$ 3,982.3	$ 3,385.9
Total operating expenses	3,207.8	3,100.2	2,806.5
Operating income/(loss)	842.6	882.1	579.4
Equity in earnings of unconsolidated affiliates	29.7	30.5	40.2
Income before income taxes	830.6	892.1	823.3
Income Tax Expense (Benefit)	(261.4)	(280.0)	(193.1)
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest	569.2	612.1	630.2
Net income	587.3	622.0	636.8
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	18.1	9.9	6.6
(Gains)/losses attributable to noncontrolling interests in consolidated entities, net	89.8	107.7	(171.1)
Net income attributable to common shareholders	677.1	729.7	465.7
CLOs - VIEs [Member]
Total operating revenues	0	0	0
Total operating expenses	48.2	46.7	41.4
Operating income/(loss)	(48.2)	(46.7)	(41.4)
Equity in earnings of unconsolidated affiliates	0	0	0
Interest and dividend income	260.7	307.2	246.0
Other investment income/(losses)	(112.2)	(235.1)	(3.8)
Interest expense	(182.8)	(195.3)	(123.7)
Income before income taxes	(82.5)	(169.9)	77.1
Income Tax Expense (Benefit)	0	0	0
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest	(82.5)	(169.9)	77.1
Net income	(82.5)	(169.9)	77.1
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	0	0	0
(Gains)/losses attributable to noncontrolling interests in consolidated entities, net	82.2	169.9	(77.1)
Net income attributable to common shareholders	(0.3)	0	0
Other VIEs [Member]
Total operating revenues	0	0	0
Total operating expenses	0.9	1.0	1.6
Operating income/(loss)	(0.9)	(1.0)	(1.6)
Equity in earnings of unconsolidated affiliates	0	0	0
Interest and dividend income	0	0	0
Other investment income/(losses)	2.4	1.0	6.9
Interest expense	0	0	0
Income before income taxes	1.5	0	5.3
Income Tax Expense (Benefit)	0	0	0
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest	1.5	0	5.3
Net income	1.5	0	5.3
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	0	0	0
(Gains)/losses attributable to noncontrolling interests in consolidated entities, net	(1.5)	0	(5.3)
Net income attributable to common shareholders	0	0	0
VOEs [Member]
Total operating revenues	0	0.1	0.3
Total operating expenses	23.4	12.6	12.3
Operating income/(loss)	(23.4)	(12.5)	(12.0)
Equity in earnings of unconsolidated affiliates	0	0	0
Interest and dividend income	0	0	0
Other investment income/(losses)	13.7	74.9	104.5
Interest expense	0	0	0
Income before income taxes	(9.7)	62.4	92.5
Income Tax Expense (Benefit)	0	0	0
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest	(9.7)	62.4	92.5
Net income	(9.7)	62.4	92.5
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	0	0	0
(Gains)/losses attributable to noncontrolling interests in consolidated entities, net	9.1	(62.3)	(88.4)
Net income attributable to common shareholders	(0.6)	0.1	4.1
VIE Adjustments [Member]
Total operating revenues	(41.0)	(47.3)	(45.3)
Total operating expenses	(41.0)	(47.3)	(45.3)
Operating income/(loss)	0	0	0
Equity in earnings of unconsolidated affiliates	0.5	(0.2)	(0.6)
Interest and dividend income	(14.5)	(8.3)	(5.1)
Other investment income/(losses)	(10.3)	20.3	6.4
Interest expense	14.5	8.3	5.1
Income before income taxes	(9.8)	20.1	5.8
Income Tax Expense (Benefit)	0	0	0
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest	(9.8)	20.1	5.8
Net income	(9.8)	20.1	5.8
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	0	0	0
(Gains)/losses attributable to noncontrolling interests in consolidated entities, net	0	0	(0.1)
Net income attributable to common shareholders	(9.8)	20.1	5.7
Consolidated Investment Products [Member]
Total operating revenues	(41.0)	(47.2)	(45.0)
Total operating expenses	31.5	13.0	10.0
Operating income/(loss)	(72.5)	(60.2)	(55.0)
Equity in earnings of unconsolidated affiliates	0.5	(0.2)	(0.6)
Interest and dividend income	246.2	298.9	240.9
Other investment income/(losses)	(106.4)	(138.9)	114.0
Interest expense	(168.3)	(187.0)	(118.6)
Income before income taxes	(100.5)	(87.4)	180.7
Income Tax Expense (Benefit)	0	0	0
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest	(100.5)	(87.4)	180.7
Net income	(100.5)	(87.4)	180.7
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	0	0	0
(Gains)/losses attributable to noncontrolling interests in consolidated entities, net	89.8	107.6	(170.9)
Net income attributable to common shareholders	$ (10.7)	$ 20.2	$ 9.8